S-K 1603(c) Fiduciary Duties to Other Companies	Apr. 23, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties: duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Peter Bilitsch	• Exordia Ventures Sdn. Bhd.	• Investment Company	• Director
Muk Siew Peng	• ClearView Advisory Pte Ltd • ClearView Associates Pte Ltd • Impact Partners Advisory Pte Ltd	• Advisory/Consulting • Advisory/Consulting • Advisory/Consulting	• Director • Director • Director
Vittorio Furlan	• Malayan Banking Berhad • Foray Advisory • Accelerating Asia Ventures	• Banking • Business Consulting • Venture Capital	• Director • Director • Limited Partner
Lee Chui Sum	• WCE Holdings Berhad	• Investment Company	• Director
Roderick Charles Stephan	• Altitude Investment Management, LLC • Altitude Investment Management, plc • Cantibury Capital, LLC • Prohibition Holdings Ltd • Canify AG	• Venture Capital • Investment Company • Investment Firm • CannabisVent • Pharmaceutical Company	• Managing Member • Director • Managing Member • Chairman of the Board • Chairman of Supervisory Board